Document and Entity Information	Aug. 02, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	MICROSOFT CORP
Amendment Flag	false
Entity Central Index Key	0000789019
Document Type	8-K
Document Period End Date	Aug. 02, 2020
Entity Incorporation State Country Code	WA
Entity File Number	001-37845
Entity Tax Identification Number	91-1144442
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
Notes Two Point One Two Five Percent Due December Six Twenty Twenty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2021
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
Notes Three Point One Two Five Percent Due December Six Twenty Twenty Eight [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
Notes Two Point Six Two Five Percent Due May Two Twenty Thirty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ